Earnings per ordinary share	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Earnings per ordinary share	15 Earnings per ordinary share

Earnings per ordinary share
	Amount		Weighted average number of ordinary shares outstanding during the period		Per ordinary share
	(in EUR million)		(in millions)		(in EUR)
	30 June 2026	30 June 2025	30 June 2026	30 June 2025	30 June 2026	30 June 2025
Basic and diluted earnings	3,184	3,915	2,879.4	3,041.9	1.11	1.29
Earnings per ordinary share is calculated on the basis of the weighted average number of ordinary shares outstanding. In calculating the weighted average number of ordinary shares outstanding, own shares held by group companies (including share buyback programmes) are deducted from the total number of ordinary shares in issue.
ING had no dilutive potential ordinary shares outstanding during the reporting period. Accordingly, diluted earnings per share is equal to basic earnings per share.